Cash flow information	12 Months Ended
Jun. 30, 2020
Cash Flow Information [Abstract]
Cash flow information
16.	Cash flow information

Following is a detailed description of cash flows generated by the Group's operations for the years ended June 30, 2020, 2019 and 2018:

	Note	06.30.2020	06.30.2019	06.30.2018
Profit / (loss) for the period		23,731	(38,371)	33,211
Profit for the period from discontinued operations		(18,085)	(7,140)	(36,441)
Adjustments for:				-
Income tax	18	6,869	(4,251)	(11,135)
Amortization and depreciation	20	16,268	10,676	9,628
Loss from disposal of property, plant and equipment		-	-	-
Net gain / (loss) from fair value adjustment of investment properties		(30,742)	37,877	(19,160)
Share-based compensation		211	63	66
Impairment associates		2,470	-	-
Impairment of goodwill		-	184	-
Impairment of properties for sale		-	46	-
Impairment of others assets		-	317	-
Net gain from disposal of intangible assets		-	(13)	-
Gain from disposal of subsidiary and associates		247	(983)	(859)
Gain from business combination		(3,501)	-	-
Financial results, net		36,950	13,333	25,714
Provisions and allowances		1,122	1,534	865
Share of (profit) /loss of associates and joint ventures	7	(8,517)	7,200	3,722
Changes in operating assets and liabilities:				-
Decrease in inventories		140	350	263
Decrease in trading properties		930	707	1,264
Increase in restricted assets		(1,165)	(203)	-
Decrease in trade and other receivables		7,186	1,975	71
Decrease in trade and other payables		(3,528)	(1,358)	1,109
Decrease in salaries and social security liabilities		(122)	(130)	136
Decrease in provisions		(1,549)	(396)	(513)
Net cash generated by continuing operating activities before income tax paid		28,915	21,417	7,941
Net cash generated by discontinued operating activities before income tax paid		2,848	6,354	14,161
Net cash generated by operating activities before income tax paid		31,763	27,771	22,102

The following table shows balances incorporated as result of business combination / deconsolidation or reclassification of assets and liabilities held for sale of subsidiaries:

	June 30, 2020	June 30, 2019
Investment properties	155,602	(9,743)
Property, plant and equipment	(5,047)	(64,039)
Trading properties	155	-
Intangible assets	3,224	(13,759)
Investments in associates and joint ventures	2,517	(812)
Restricted assets	214	(203)
Income tax and MPIT credit	44	-
Trade and other receivables	(9,053)	(26,471)
Right-of-use assets	(3,977)	-
Investments in financial assets	13,544	(6,329)
Derivative financial instruments	(37)	(51)
Inventories	(2,503)	(13,110)
Borrowings	(88,080)	46,804
Deferred income tax liabilities	(20,206)	6,217
Trade and other payables	2,313	50,992
Lease liabilities	2,077	-
Provisions	57	960
Employee benefits	107	2,788
Salaries and social security liabilities	138	5,312
Income tax expense	(107)	16
Net amount of non-cash assets incorporated / held for sale	50,982	(21,428)
Cash and cash equivalents	(6,003)	(12,350)
Non-controlling interest	50,745	16,296
Goodwill	(376)	164
Net amount of assets incorporated / held for sale	95,348	(17,318)
Seller Financed Amount	-	(84)
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	95,348	(17,402)

The following table shows a detail of significant non-cash transactions occurred in the years ended June 30, 2020, 2019 and 2018:

	06.30.2020	06.30.2019	06.30.2018
Decrease in associates and joint ventures through an increase in assets held for sale	2,070	-	97
Increase of investment properties through a decrease of financial assets	278	-	9
Increase of properties for sale through an increase in borrowings	12	17	4
Changes in non-controlling interest through a decrease in trade and other receivables	-	-	3,069
Increase of property, plant and equipment through an increase of trade and other payables	739	853	4,859
Increase of intangible assets through an increase of trade and other payables	494	330	11
Distribution of dividends on shares	589	2,611	-
Decrease in associates and joint ventures through an increase in trade and other receivables	-	-	25
Increase in property, plant and equipment through increased borrowings	-	6	20
Registration of investment properties through a decrease in credits for trade and other receivables	28	574	129
Increase in financial instruments through a decrease in investments in associates and joint ventures	-	-	144
Issuance of NCN	21	3,354	-
Increase in trade and other receivables through increase in borrowings	-	-	243
Distribution of dividends to non-controlling interest pending payment	1,761	(340)	(3,399)
Decrease of in investments in associates and joint ventures through a decrease in borrowings	-	9	443
Increase of associates due to loss of control in subsidiaries	1,335	-	-
Decrease in borrowings through a decrease in financial assets	2,454	-	-
Increase in investment properties through an increase in trade and other payables	711	705	296
Increase of investment properties through an increase of borrowings	81	233	60
Increase in investment in associates through a decrease in investments in financial assets	854	-	-
Increase in investments in financial assets through a decrease in investment properties	1,188	-	-
Increase in rights of use through an increase in lease liabilities - Adjustment of opening balances (IFRS 16)	14,124	-	-
Increase in rights of use through an increase in lease liabilities	8,091	-	-